Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Assets Subject to Fixed or Variable Interest Rates

Financial assets subject to fixed or variable interest rates are as follows:

	2018	2017
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at fixed rates
Cash and cash equivalents	64,267	51,745
Financial assets at variable rates
Cash and cash equivalents	7,141	13,708
Non-interest bearing cash balances
Cash and cash equivalents	5,564	21,250

Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2018	2017
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	1,477	2,656
Current income tax receivable	25	18
Cash and cash equivalents	44,018	72,645

Financial liabilities
Trade payables	1,192	148
Payroll taxes and social security	26	3
Accrued expenditure	1,391	468